Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Warrants

17. Warrants

A summary of all of the Company’s warrant activity during the period January 1, 2019 to March 31, 2020 is as follows:

	Number of shares	Exercise price per share	Weighted average exercise price
Outstanding January 1, 2019	76,566	$4.32	$4.32
Granted	1,096,224	4.00	4.00
Forfeited/cancelled	(27,000)	5.04	5.04
Exercised	(40,761)	4.64	4.64
Expired	(15,555)	4.64	4.64
Outstanding December 31, 2019	1,089,474	$4.00	4.00
Granted	—	—	—
Forfeited/cancelled	(21,988)	4.00	4.00
Exercised	—	—	—
Outstanding March 31, 2020	1,067,486	$4.00	$4.00

The following tables summarize information about warrants outstanding as of March 31, 2020:

	Warrants outstanding			Warrants exercisable
Exercise price	Number of shares	Weighted average remaining years	Weighted average exercise price	Number of shares	Weighted average exercise price
$4.00	1,067,486	0.16	$4.00	1,067,486	$4.00

17.	Warrants

In connection with the convertible debenture agreements entered into with accredited investors in the first and second quarters of 2018, for each $1,000 debenture unit the Company issued two-year warrants to purchase up to 135.28 shares of the Company’s common stock and for each CDN $1,000 debenture unit the Company issued two-year warrants to purchase up to 104.06 shares of the Company’s common stock at an exercise price of $4.00 per share.

The warrants were valued at fair value of $2,929,712 in terms of ASC 820 at the date of issuance, using a Black Sholes valuation model.

A summary of all of the Company’s warrant activity during the period January 1, 2018 to December 31, 2019 is as follows:

Year ended December 31, 2018
Exercise price/shares at issuance	$4.00 – 4.60
Common stock share price	$2.08
Risk free interest rate	0.91%
Expected life	1.37 years
Expected volatility of underlying stock	459%
Expected dividend rate	0%

	Number of shares	Exercise price per share	Weighted average exercise price
Outstanding January 1, 2018	76,566	$4.32	$4.32
Granted	1,096,224	4.00	4.00
Forfeited/cancelled	(27,000)	5.04	5.04
Exercised	(40,761)	4.64	4.64
Expired	(15,555)	4.64	4.64
Outstanding December 31, 2018	1,089,474	$4.00	4.00
Granted	—	—	—
Forfeited/cancelled	—	—	—
Exercised	—	—	—
Outstanding December 31, 2019	1,089,474	$4.00	$4.00

The following tables summarize information about warrants outstanding as of December 31, 2019:

	Warrants outstanding			Warrants exercisable
Exercise price	Number of shares	Weighted average remaining years	Weighted average exercise price	Number of shares	Weighted average exercise price
$4.00	1,089,474	0.41	$4.00	1,089,474	$4.00